UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  9/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RICs) - 64.40%
	Growth - 15.44%
23,694	Baron Partners Fund		$ 627,190
538	Baron Small Cap Fund		13,708
14,900	Boulder Total Return Fund		314,837
51,065	Legg Mason Opportunity Trust		1,107,596
37,012	Matthew 25 Fund		624,768
2,012	Satuit Capital Micro Cap Fund		58,698
			2,746,797

	Finance - 0.70%
1,800	Templeton Dragon Fund, Inc.		56,898
16,300	Vietnam Opportunity Fund		67,482
			124,380

	International - 11.73%
24,105	Artisan International Value Fund, Investor Shares		686,745
3,428	Dodge & Cox International Stock Fund		168,277
30,514	Third Avenue International Value Fund		728,062
14,493	Tweedy Browne Global Value Fund		492,913
426	Wasatch International Growth Fund		10,404
			2,086,401
	Sector - Energy - 1.24%
3,587	T. Rowe Price New Era Fund		219,983

	Sector - Real Estate - 0.07%
346	Third Avenue Real Estate Value Fund		11,804

	Value - 35.22%
4,762	Aegis Value Fund		68,102
10,551	Brown Advisory Small Cap Value Fund		157,424
23,363	Fairholme Fund		771,447
6,762	First Manhattan Strategic Value Fund (a)		167,086
21,139	John Hancock Funds II - Classic Value Fund		238,662
19,106	Longleaf Partners Fund		725,080
8,781	New River Small Cap Fund		152,343
45,830	Oakmark Global Select Fund		532,081
216	Oakmark Select Fund, Class I		7,127
7,644	Pinnacle Value Fund		123,684
23,496	Presidio Fund +		357,134
21,594	Royce Select Fund		459,094
58,510	The Weitz Funds - Partners III Opportunity Fund		614,940
789	Third Avenue Small Cap Value Fund		21,436
8,191	Third Avenue Value Fund		540,429
35,139	Tilson Focus Fund		430,798
61,180	Wintergreen Fund		899,353
			6,266,220
	TOTAL EQUITY MUTUAL FUNDS
	(Cost $10,085,660)		11,455,585

	COMMON STOCKS - 32.10%
	Basic Materials - 0.46%
	Mining - 0.46%
10,000	Dundee Precious Metals, Inc. +		82,017

	Communications - 3.10%
	Broadcast Services/Media - 3.10%
1,100	Liberty Media Holding Corp., Capital, Class A +		137,313
300	Liberty Media Corp., Capital +		37,418
11,005	DG FastChannel, Inc. +		259,498
2,400	Value Line, Inc.		118,248
			552,477
	Consumer Cyclical - 1.68%
	Leisure Time - 1.17%
8,509	Ambassadors International, Inc.		208,726

	Entertainment - 0.51%
150,000	Bingo.com, Ltd. +		51,000
18,500	Point .360 +		40,330
			91,330

	Consumer Non -Cyclical - 0.56%
	Commercial Services - 0.56%
68,500	Zhejiang Expressway Co., Ltd.		99,325

	Financials - 24.23%
	Diversified Financials - 11.87%
170,400	Coronation Fund Managers, Ltd.		214,212
8,800	Hong Kong Exchanges & Clearing, Ltd.		272,360
9,500	International Assets Holding Corp. +		244,625
7,329	Jardine Matheson Holdings, Ltd.		204,552
14,000	Leucadia National Corp.		675,080
600	Nationale A Portefeuille		41,743
4,644	Remgro, Ltd. **		117,838
12,825	Resource America, Inc., Class A		202,507
1,800	Siem Industries, Inc. +		139,275
			2,112,192
	Insurance - 4.75%
140	Berkshire Hathaway, Inc., Class B +		553,280
2,300	Enstar Group, Inc. +		291,525
			844,805
	Investment Companies - 3.11%
250	Capital Southwest Corp.		30,690
300	Corporacion Financiera Alba, SA **		20,313
1,500	Corporacion Financiera Alba, SA **		102,502
1,500	Investor AB, Class A **		36,825
14,500	Investor AB, Class A **		363,114
			553,444
	Money Management - 2.37%
5,000	Legg Mason, Inc.		421,450

	REITS - 2.13%
56,400	Winthrop Realty Trust		379,572

	Food & Beverages - 0.89%
	Beverages - 0.89%
6,000	Big Rock Brewery Income Trust		109,089
1,000	Boston Beer Co., Inc.+		48,660
			157,749

	Industrial - 0.13%
	Miscellaneous Manufacturing - 0.13%
6,158	Maxco, Inc. +		24,016

	Retail - 0.79%
	Automotive - 0.79%
75,000	Tiger Automotive, Ltd. +		141,371

	Technology - 0.26%
	Software - 0.26%
281,500		Excapsa Software, Inc. [6356095 Canada Inc.] + ++ (a)	39,747
68,802	Infowave Holdings, Ltd.		7,082
			46,829

	TOTAL COMMON STOCKS
	(Cost $3,878,347)		5,715,303

	LIMITED PARTNERSHIP - 3.22%
450,000	Armor Capital Partners LP + ++ (a)
	(Cost $450,000)		572,803

	SHORT-TERM INVESTMENTS - 0.33%
	Money Market Mutual Funds - 0.33%
59,158	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $59,158)		59,158

	TOTAL INVESTMENTS
	(Cost $14,473,165*)	100.05%	$ 17,802,849

	Liabilities in excess of other assets	-0.05%	(8,997)

	TOTAL NET ASSETS	100.00%	$ 17,793,852

+ Non-income producing security.
++ Restricted securities. The aggregate value of such securities is 3.44% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 4.38% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
* Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes was substantially the same and differs from market value by net unrealized appreciation of $3,329,684. This consists of aggregate gross unrealized appreciation of $3,432,507 and aggregate gross unrealized depreciation of $102,823.
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.

RIC - Registered Investment Company
ADR - American Depositary Receipts

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

Shares	Security		Value

	COMMON STOCKS - 98.38%
	Basic Materials - 7.86%
	Chemical - 2.26%
8,200	Methanex Corp.		$ 208,280

	Iron/Steel - 0.51%
3,000	Tokyo Steel Manufacturing Co., Ltd.		46,533

	Mining - 5.09%
22,400	Dundee Precious Metals, Inc. +		183,568
18,100	Antofagasta PLC		285,075
			468,643

	Communications - 2.94%
	Multimedia - 2.92%
61,900	African Media Entertainment, Ltd.		268,639

	Telecomunications - 0.02%
2,100	Electronic System Technology, Inc.		2,016

	Consumer, Cyclical - 10.36%
	Apparel - 2.85%
5,100	Van De Velde		262,920

	Auto Parts & Equipment - 0.34%
2,000	NGK Spark Plug Co, Ltd.		31,039

	Distribution/Wholesale - 0.50%
400,000	China Hong Kong Photo Products Holding, Ltd.		46,340

	Leisure Time - 3.85%
8,700	Ambassadors International, Inc.		213,411
3,500	Sankyo Co., Ltd.		141,503
			354,914

	Retail - 2.82%
1,400	Bijou Brigitte AG		259,927

	Consumer, Non-cyclical - 13.96%
	Agriculture - 2.77%
14,600	Astral Foods, Ltd.		255,390

	Beverages - 0.53%
1,000	Boston Beer Co., Inc. +		48,660

	Commercial Services - 6.53%
300,000	Anhui Expressway Co, Ltd.		262,500
130,000	Saferoads Holding, Ltd.		339,378
			601,878

	Cosmetics/Personal Care - 0.41%
4,000	CCA Industries, Inc.		37,880

	Healthcare- Products - 0.83%
7,500	United Guardian, Inc.		76,500

	Pharmaceuticals - 2.89%
5,000	GlaxoSmithKline PLC		266,000

	Energy - 9.22%
	Oil & Gas - 9.22%
5,500	Atlas America, Inc.		283,965
11,600	Patterson-UTI Energy, Inc.		261,812
7,500	StatoilHydro ASA		254,400
10,800	Vaalco Energy, Inc.+		49,356
			849,533

	Financial - 47.29%
	Diversified Financials - 27.44%
58,200	Acta Holding ASA		260,825
200,000	Coronation Fund Managers, Ltd.		251,423
7,000	Haw Par Co., Ltd.		38,196
11,500	Hong Kong Exchanges and Clearing, Ltd.		355,925
8,116	International Assets Holding Corp. +		208,987
11,400	Jardine Matheson Holdings, Ltd.		318,174
2,200	Legg Mason, Inc.		185,438
9,300	Leucadia National Corp.		448,446
700	Nationale A Portefeuille		48,700
5,000	Remgro, Ltd. **		126,872
14,600	Resource America, Inc.		230,534
696	Siem Industries, Inc. +		53,853
			2,527,373

	Insurance - 9.75%
3,300	Enstar Group, Ltd. +		418,275
100	Berkshire Hathaway, Inc., Class B +		395,200
2,100	Power Corporation of Canada		84,368
			897,843

	Investment Companies - 5.84%
4,100	Corporation Financiera Alba, SA **		277,605
10,600	Investor AB, Class A **		260,230
			537,835

	Real Estate - 0.61%
4,500	Daibiru Corp.		56,575

	REITS - 3.65%
50,000	Winthrop Realty Trust		336,500

	Industrial - 3.71%
	Electronics - 1.26%
16,000	Pacific Insight Electronics +		62,744
1,500	Tyco Electronics, Ltd.		53,145
			115,889

	Hand/Machine Tools - 0.46%
2,000	THK Co., Ltd.		42,168

	Miscellaneous Manufacturing - 1.99%
4,800	FreightCar America, Inc.		183,360

	Technology - 3.04%
	Software - 3.04%
2,719,199	Infowave Holdings, Ltd.		279,933

	TOTAL COMMON STOCKS		9,062,568
	(Cost $8,557,373)

	SHORT-TERM INVESTMENTS - 2.08%
	Money Market Mutual Funds - 2.08%
191,167	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $191,167)		191,167

	TOTAL INVESTMENTS
	(Cost $8,748,540*)	100.46%	$ 9,253,735

	Liabilities in excess of other assets	-0.46%	(43,470)

	TOTAL NET ASSETS	100.00%	$ 9,210,265

+ Non-income producing security.
* Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes was substantially the same and differs from market value by net unrealized appreciation of $505,195. This consists of aggregate gross unrealized appreciation of $678,296 and aggregate gross unrealized depreciation of $173,101.
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of September 30, 2007, the Fund held three securities for which market quotations were not readily available.  The market value of these securities represented 4.38% of its net assets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/27/07

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

11/27/07